Prospectus Supplement

March 5, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 5, 2021 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2020

Global Opportunity Portfolio (Class IR) International Opportunity Portfolio (Class IR) (the "Funds")

Morgan Stanley Investment Management Inc. (the "Adviser") entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Company (the "Sub-Adviser") with respect to the Funds; accordingly, references in the Prospectus to the Adviser, when used in connection with its activities as investment adviser, include the Sub-Adviser acting under its supervision. The Prospectus is hereby amended as follows:

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Fund Summary—Global Opportunity Portfolio—Fund Management":

Sub-Adviser. Morgan Stanley Investment Management Company.

The section of the Prospectus entitled "Fund Summary—Global Opportunity Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Global Opportunity team. Information about the member primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/Sub-Adviser	Date Began Managing Fund
Kristian Heugh	Managing Director of the Sub-Adviser	Since inception

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Fund Summary—International Opportunity Portfolio—Fund Management":

Sub-Adviser. Morgan Stanley Investment Management Company.

The section of the Prospectus entitled "Fund Summary—International Opportunity Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Global Opportunity team. Information about the member primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/Sub-Adviser	Date Began Managing Fund
Kristian Heugh	Managing Director of the Sub-Adviser	Since inception

The following is hereby added as the second subsection of the section of the Prospectus entitled "Fund Management":

Sub-Adviser

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481 (Global Opportunity and International Opportunity Portfolios). The Sub-Adviser is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Funds with investment advisory services subject to the overall supervision of the Adviser and the Company's officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the relevant Funds.

Please retain this supplement for future reference.

  IFIIRCLASSPROSPT

Statement of Additional Information Supplement

March 5, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 5, 2021 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2020

Global Opportunity Portfolio (Class IR) International Opportunity Portfolio (Class IR) (the "Funds")

Morgan Stanley Investment Management Inc. entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited with respect to the Funds. Accordingly, the Statement of Additional Information is hereby amended as follows:

The first paragraph of the section of the Statement of Additional Information entitled "Investment Policies and Strategies" is hereby deleted and replaced with the following:

This SAI provides additional information about the investment policies and operations of the Company and its Funds. Morgan Stanley Investment Management Inc. (the "Adviser") acts as investment adviser to each Fund. Under the supervision of the Adviser, Morgan Stanley Investment Management Limited ("MSIM Limited") acts as investment subadviser to the Global Real Estate Portfolio; Morgan Stanley Investment Management Company ("MSIM Company") acts as investment sub-adviser to the Emerging Markets, Global Opportunity, Global Real Estate and International Opportunity Portfolios (MSIM Limited and MSIM Company are each referred to herein individually as the "Sub-Adviser" and together as the "Sub-Advisers"). References to the Adviser, when used in connection with its activities as investment adviser, include any Sub-Adviser acting under its supervision.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services — Sub-Advisers" is hereby deleted and replaced with the following:

Sub-Advisers

The Adviser has entered into Sub-Advisory Agreements with Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England (with respect to the Global Real Estate Portfolio) and Morgan Stanley Investment Management Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481 (with respect to the Emerging Markets, Global Opportunity, Global Real Estate and International Opportunity Portfolios). The Sub-Advisers are wholly owned subsidiaries of Morgan Stanley. The Sub-Advisers provide the relevant Funds with investment advisory services subject to the overall supervision of the Adviser and the Company's Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the relevant Funds.

Please retain this supplement for future reference.